Income Taxes - Deferred Tax Assets and Liabilities on Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Other current assets	$ 1	$ 1
Deferred income taxes	144	50
Accumulated deferred income taxes	(75)	(29)
Net deferred tax asset	$ 70	$ 22